INTANGIBLE ASSETS, NET (Details Narrative) - Timber Concession and Cutting Rights [Member]	12 Months Ended
Dec. 31, 2023 USD ($) ha
IfrsStatementLineItems [Line Items]
Aggregate area | ha	77,217
Payments to suppliers for goods and services | $	$ 2,162,073
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Finite useful lives	23 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Finite useful lives	40 years